New Covenant Balanced Income Fund (Prospectus Summary): | New Covenant Balanced Income Fund
New Covenant Balanced Income Fund

NEW COVENANT FUNDS

New Covenant Growth Fund
New Covenant Income Fund
New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund
(the "Funds")

Supplement Dated October 1, 2012
to the Prospectus Dated October 28, 2011, as Supplemented April 23, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes.

Changes to the Annual Fund Operating Expenses of the New Covenant Balanced Income Fund

The Annual Fund Operating Expenses table and succeeding Example in the New Covenant Balanced Income Fund Summary Section are amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Balanced Income Fund
Management Fees		none
Other Expenses		0.34%
Acquired Fund Fees and Expenses ("AFFE")	[1]	0.88%
Total Annual Fund Operating Expenses	[2]	1.22%
[1]	The Total Annual Fund Operating Expenses for the BALANCED INCOME FUND do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED INCOME FUND and does not include AFFE. AFFE are those expenses incurred indirectly by the BALANCED INCOME FUND as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the BALANCED INCOME FUND, these expenses include the expenses of the underlying funds in which it invests, i.e. , the GROWTH FUND and the INCOME FUND.
[2]	The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED INCOME FUND.

Example

This Example is intended to help you compare the cost of investing in the BALANCED INCOME FUND with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED INCOME FUND's operating expenses remain the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED INCOME FUND would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
New Covenant Balanced Income Fund	124	387	670	1,477